Schedule of Outstanding Stock Options (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, Beginning	540,523		546
Weighted average exercise price outstanding, Beginning	€ 4.99		€ 1.00
Weighted average remaining contractual term outstanding	6 years 6 months 10 days	7 years 3 months 18 days		1 year
Aggregate intrinsic value outstanding, Beginning	€ 272,480		€ 584,132
Number of options, Granted	46,400	540,523	169
Weighted average exercise price, Granted	€ 5.30	€ 4.99	€ 1.00
Weighted average remaining contractual term, Granted	9 years 2 months 1 day	7 years 3 months 18 days
Aggregate intrinsic value , Granted		€ 272,480	€ 183,831
Number of options, Vested and exercised			715
Weighted average exercise price, Vested and exercised			€ 1.00
Aggregate intrinsic value, Vested and exercised			€ 777,920
Number of options, Cancelled or forfeited
Weighted average exercise price, Cancelled or forfeited
Aggregate intrinsic value, Cancelled or forfeited
Number of options outstanding, Ending	586,923	540,523		546
Weighted average exercise price outstanding, Ending	€ 4.84	€ 4.99		€ 1.00
Aggregate intrinsic value outstanding,Ending	€ 67,596	€ 272,480		€ 584,132
Number of options,Exercisable	382,785	237,129
Weighted average exercise price, Exercisable	€ 5.11	€ 5.66
Weighted average remaining contractual term, Exercisable	5 years 5 months 8 days	4 years 5 months 1 day
Aggregate intrinsic value, Exercisable	€ 33,796	€ 61,988
Number of options outstanding, Expected to vest	204,138	303,394
Weighted average exercise price outstanding, Expected to vest	€ 4.34	€ 4.67
Weighted average remaining contractual term (years) Outstanding expected to vest	8 years 6 months 29 days	9 years 6 months 18 days
Aggregate intrinsic value outstanding, Expected to vest	€ 33,800	€ 210,492